Unaudited Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Total	Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2019		95,587,146,000
Beginning balance at Dec. 31, 2019	$ (29,561,000)	$ 2,403,000	$ 233,720,000	$ 43,656,000	$ (308,733,000)	$ (319,000)	$ (288,000)
Loss for the period	(34,224,000)				(34,224,000)
Re-measurement gains (losses) on defined benefit plans	(24,000)						(24,000)
Foreign currency translation	(125,000)					(125,000)
Net gain (loss) on cash flow hedge	(58,000)						(58,000)
Total comprehensive income (loss)	(34,431,000)				(34,224,000)	(125,000)	(82,000)
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards (in shares)		474,840,000
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	32,000	$ 10,000	22,000
Issue of shares in connection with public offering and private placement (Note 11) (in shares)		22,330,096,000
Issue of shares in connection with public offering and private placement (Note 11)	28,750,000	$ 487,000	28,263,000
Issue of shares in connection with the ATM program (Note 11) (in shares)		970,584,000
Issue of shares in connection with the ATM program (Note 11)	1,613,000	$ 21,000	1,592,000
Conversion of loan (Note 11) (in shares)		1,715,476,000
Conversion of loan (Note 11)	2,246,000	$ 37,000	2,209,000
Transaction costs (Note 11)	(2,971,000)		(2,971,000)
Convertible note amendments (Note 15)	(5,266,000)			(5,266,000)
Deferred tax effect of debt instruments with equity components (Note 6)	809,000			809,000
Other movement	(41,000)			(41,000)
Share-based payments	1,292,000			1,292,000
Ending balance (in shares) at Jun. 30, 2020		121,078,142,000
Ending balance at Jun. 30, 2020	$ (37,528,000)	$ 2,958,000	262,835,000	40,450,000	(342,957,000)	(444,000)	(370,000)
Beginning balance (in shares) at Dec. 31, 2020	133,934,090	133,934,090,000
Beginning balance at Dec. 31, 2020	$ (37,126,000)	$ 3,269,000	276,560,000	46,677,000	(363,209,000)	(219,000)	(204,000)
Loss for the period	(12,737,000)				(12,737,000)
Re-measurement gains (losses) on defined benefit plans	(24,000)						(24,000)
Foreign currency translation	125,000					125,000
Net gain (loss) on cash flow hedge	(92,000)						(92,000)
Total comprehensive income (loss)	(12,728,000)				(12,737,000)	125,000	(116,000)
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards (in shares)		1,041,212,000
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	97,000	$ 25,000	72,000
Issue of shares in connection with public offering and private placement (Note 11) (in shares)		7,272,724,000
Issue of shares in connection with public offering and private placement (Note 11)	10,000,000	$ 173,000	9,827,000
Transaction costs (Note 11)	(136,000)		(136,000)
Share-based payments	2,252,000			2,252,000
Conversion of convertible debts (Note 15) (in shares)		7,227,308,000
Conversion of convertible debts (Note 15)	$ 17,672,000	$ 175,000	12,111,000	5,386,000
Ending balance (in shares) at Jun. 30, 2021	149,475,334	149,475,334,000
Ending balance at Jun. 30, 2021	$ (19,969,000)	$ 3,642,000	$ 298,434,000	$ 54,315,000	$ (375,946,000)	$ (94,000)	$ (320,000)